Finance costs and finance income - Unobservable valuation inputs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Finance costs and finance income
Annual average of future sales of mineral	$ 224,288	$ 208,912
Useful life of mining properties	14 years	14 years
Pre-tax Discount rate (%)	12.04%	13.20%